Net Loss Per Share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following is a summary of the basic and diluted net loss per share computation for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Net loss attributable to stockholders (in thousands)	$(28,789)	$(29,607)	$(39,954)	$(42,548)
Basic and diluted weighted-average shares outstanding	91,992,963	90,203,311	91,884,495	90,983,620
Basic and diluted net loss per share	$(0.31)	$(0.33)	$(0.43)	$(0.47)

Diluted net loss per share assumes the conversion of all common stock equivalents into an equivalent number of shares of common stock, unless the effect is antidilutive. The Company considers unvested restricted shares, OP Units and Class B Units to be common share equivalents. The Company had the following common stock equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share attributable to stockholders as their effect would have been antidilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Unvested restricted shares (1)	299,953	341,976	315,872	369,946
OP Units (2)	405,998	405,998	405,998	405,998
Class B Units (3)	359,250	359,250	359,250	359,250
Total weighted average antidilutive common stock equivalents	1,065,201	1,107,224	1,081,120	1,135,194
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(1)
Weighted average number of antidilutive unvested restricted shares outstanding for the periods presented. There were 278,043 and 323,045 unvested restricted shares outstanding as of September 30, 2019 and 2018, respectively.

(2)	Weighted average number of antidilutive OP Units outstanding for the periods presented. There were 405,998 OP Units outstanding as of September 30, 2019 and 2018.
(3)
Weighted average number of antidilutive Class B Units outstanding for the periods presented. There were 359,250 Class B Units outstanding as of September 30, 2019 and 2018. These Class B Units are unvested as of September 30, 2019 and 2018 (see Note 9 — Related Party Transactions for additional information).